Related party transactions - Ship Finance Transactions (Details) - USD ($)				1 Months Ended	12 Months Ended
		Jun. 30, 2015	Jun. 28, 2013	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Total acquisition price		$ 4,000,000
Long-term debt due to related parties					$ 314,000,000	$ 330,000,000
Repayments of debt to related party					39,000,000	103,000,000	$ 0	[1]
Payments of ordinary dividends, noncontrolling Interest					0	7,000,000	14,000,000	[1]
Interest expense	[2]				285,000,000	412,000,000	415,000,000
Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units					190,000,000	191,000,000	193,000,000
Affiliated Entity | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Long-term debt due to related parties					314,000,000	330,000,000
Repayments of debt to related party					$ 101,000,000
Interest rate on related party debt (as percent)					4.50%
Gross loans outstanding						415,000,000
Interest expense					$ 15,000,000	19,000,000	19,000,000
North Atlantic Drilling | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Contingent consideration arrangements, maximum			$ 600,000,000
Lease term			15 years
North Atlantic Drilling | Affiliated Entity | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Long-term debt due to related parties			$ 195,000,000	$ 125,000,000
Interest rate on related party debt (as percent)			4.50%
SFL West Polaris Limited
Related Party Transaction [Line Items]
Total acquisition price				$ 111,000,000
West Hercules | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units					56,000,000	57,000,000	55,000,000
West Taurus | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units					51,000,000	52,000,000	57,000,000
West Linus | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units					$ 83,000,000	$ 82,000,000	$ 81,000,000
West Linus | North Atlantic Drilling | Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Contingent consideration arrangements, maximum			$ 600,000,000
Lease term			15 years

[1]	Text selection found with no content.
[2]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".